PERSONNEL EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
PERSONNEL EXPENSES
Salaries and compensation	$ 407	$ 425	$ 585
Employer contributions	35	38	38
Short-term employee benefits	33	7	7
Key management personnel compensation of stock-based compensation	1,708	671	3,357
Salary compensation	$ 2,183	$ 1,141	$ 3,987